Leases - Summary of Quantitative Information About Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 105,608	€ 76,812
Current lease liabilities	16,724	11,927
Non-current lease liabilities	99,691	71,563
Depreciation of right-of-use assets	11,734	8,537	€ 6,710
Interest expenses on lease liabilities (included in finance costs)	6,159	3,678	1,777
Cash outflow for leases	13,518	8,373	7,008
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,832	11,956
Current lease liabilities	1,377	1,382
Non-current lease liabilities	10,224	11,191
Depreciation of right-of-use assets	1,464	1,351	1,114
Interest expenses on lease liabilities (included in finance costs)	379	422	281
Cash outflow for leases	1,750	1,649	1,267
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,387	1,075
Current lease liabilities	794	403
Non-current lease liabilities	1,650	694
Depreciation of right-of-use assets	747	573	581
Interest expenses on lease liabilities (included in finance costs)	121	42	17
Cash outflow for leases	835	612	602
Software
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,461	10,542
Current lease liabilities	4,821	4,392
Non-current lease liabilities	2,945	7,280
Depreciation of right-of-use assets	4,081	4,071	4,062
Interest expenses on lease liabilities (included in finance costs)	317	448	565
Cash outflow for leases	4,761	4,624	4,404
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	85,555	52,799
Current lease liabilities	9,663	5,684
Non-current lease liabilities	84,543	52,002
Depreciation of right-of-use assets	5,374	2,474	885
Interest expenses on lease liabilities (included in finance costs)	5,329	2,751	898
Cash outflow for leases	6,094	1,410	657
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	373	440
Current lease liabilities	69	66
Non-current lease liabilities	329	396
Depreciation of right-of-use assets	68	68	68
Interest expenses on lease liabilities (included in finance costs)	13	15	16
Cash outflow for leases	€ 78	€ 78	€ 78